BANK CREDIT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
BANK CREDIT [Abstract]
Maximum borrowing capacity	$ 100	$ 100
Amount outstanding	$ 0	$ 100